Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos (Details) - USD ($) $ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash and Cash Equivalents, Restricted Cash and Restricted Cash - Asbestos [Abstract]
Cash and cash equivalents	$ 144.4	$ 78.7	$ 281.6	$ 78.9
Restricted cash and cash equivalents	5.0	5.1	5.0	5.0
Restricted cash and cash equivalents - Asbestos	36.4	39.8	26.6	108.9
Total cash and cash equivalents, restricted cash and restricted cash - Asbestos	$ 185.8	$ 123.6	$ 313.2	$ 192.8